Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 8,285
Ending balance	6,058	$ 8,285
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,179	12,025
Additions		114
Costs expensed	(80)
Foreign exchange	(204)	40
Ending balance	11,895	12,179
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,894	1,799
Amortization	2,069	2,041
Foreign exchange	(126)	54
Ending balance	5,837	3,894
Net Book Value
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,285
Ending balance	6,058	8,285
Internally Generated Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	115
Additions		114
Costs expensed	(80)
Foreign exchange	(2)	1
Ending balance	33	115
Internally Generated Development Costs | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Amortization	1
Ending balance	1
Internally Generated Development Costs | Net Book Value
Disclosure Of Intangible Assets [Line Items]
Beginning balance	115
Ending balance	32	115
Intellectual Properties | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,159	4,145
Foreign exchange	(70)	14
Ending balance	4,089	4,159
Intellectual Properties | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,054	636
Amortization	421	406
Foreign exchange	(30)	12
Ending balance	1,445	1,054
Intellectual Properties | Net Book Value
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,105
Ending balance	2,644	3,105
Proprietary Processes | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,765	7,740
Foreign exchange	(130)	25
Ending balance	7,635	7,765
Proprietary Processes | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,840	1,163
Amortization	1,647	1,635
Foreign exchange	(96)	42
Ending balance	4,391	2,840
Proprietary Processes | Net Book Value
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,925
Ending balance	3,244	4,925
Certifications | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	140	140
Foreign exchange	(2)
Ending balance	138	140
Certifications | Net Book Value
Disclosure Of Intangible Assets [Line Items]
Beginning balance	140
Ending balance	$ 138	$ 140